UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004

	Vanguard REIT Index Fund	Shares	Market Value (000)
	REAL ESTATE INVESTMENT TRUSTS (97.9%)

	Simon Property Group, Inc. REIT	4,884,070	$284,839
	Equity Office Properties Trust REIT	8,902,077	250,326
	Equity Residential REIT	6,201,316	206,814
	Vornado Realty Trust REIT	2,782,563	186,988
	General Growth Properties Inc. REIT	4,829,707	159,332
	ProLogis REIT	4,014,627	156,490
	Rouse Co. REIT	2,268,900	151,336
	Public Storage, Inc. REIT	2,843,150	148,555
	Archstone-Smith Trust REIT	4,321,784	144,996
	Boston Properties, Inc. REIT	2,390,001	142,731
	Kimco Realty Corp. REIT	2,457,228	134,042
*	Host Marriott Corp. REIT	7,671,611	111,622
	Duke Realty Corp. REIT	3,141,359	107,120
	Avalonbay Communities, Inc. REIT	1,589,711	104,078
	Developers Diversified Realty Corp. REIT	2,259,667	94,454
	Health Care Properties Investors REIT	2,932,055	81,599
	The Macerich Co. REIT	1,306,759	78,079
	Apartment Investment & Management Co. Class A REIT	2,091,219	76,727
	Liberty Property Trust REIT	1,880,328	76,247
	Weingarten Realty Investors REIT	1,962,171	70,952
	AMB Property Corp. REIT	1,825,685	68,463
	Regency Centers Corp. REIT	1,381,810	67,515
	Mills Corp. REIT	1,199,083	66,489
	Catellus Development Corp. REIT	2,276,316	65,649
	Hospitality Properties Trust REIT	1,484,574	63,614
	United Dominion Realty Trust REIT	2,825,996	59,572
	Mack-Cali Realty Corp. REIT	1,339,549	59,168
	New Plan Excel Realty Trust REIT	2,259,228	59,101
	Federal Realty Investment Trust REIT	1,143,446	54,257
	Trizec Properties, Inc. REIT	3,353,412	53,487
	Pan Pacific Retail Properties, Inc. REIT	893,861	50,637
	Reckson Associates Realty Corp. REIT	1,668,130	50,628
	Ventas, Inc. REIT	1,859,271	50,014
	CenterPoint Properties Corp. REIT	1,066,436	49,376
	Arden Realty Group, Inc. REIT	1,447,405	49,328
	SL Green Realty Corp. REIT	883,903	48,456
	CBL & Associates Properties, Inc. REIT	681,735	44,688
	BRE Properties Inc. Class A REIT	1,109,124	44,254
	HRPT Properties Trust REIT	3,916,808	43,829
	Healthcare Realty Trust Inc. REIT	1,053,188	42,496
	Realty Income Corp. REIT	875,695	42,025
	Health Care Inc. REIT	1,140,363	41,053
	Shurgard Storage Centers, Inc. Class A REIT	1,026,935	40,769
	Cousins Properties, Inc. REIT	1,086,168	40,427
	Camden Property Trust REIT	881,878	40,037
	Essex Property Trust, Inc. REIT	506,924	39,773
	CarrAmerica Realty Corp. REIT	1,200,801	38,702
	First Industrial Realty Trust REIT	938,604	36,230
	American Financial Realty Trust REIT	2,437,170	35,826
	Prentiss Properties Trust REIT	991,037	35,658
	Crescent Real Estate, Inc. REIT	2,196,043	35,159
	Brandywine Realty Trust REIT	1,183,396	34,815
	Equity One, Inc. REIT	1,584,179	33,252
	Nationwide Health Properties, Inc. REIT	1,469,143	33,159
	Pennsylvania REIT	796,583	32,301
	Heritage Property Investment Trust REIT	1,032,690	31,590
	Taubman Co. REIT	1,060,812	30,445
	Home Properties, Inc. REIT	735,351	30,260
	Highwood Properties, Inc. REIT	1,184,909	29,398
	Washington REIT	922,942	29,027
	Alexandria Real Estate Equities, Inc. REIT	428,627	28,311
	Post Properties, Inc. REIT	882,142	28,308
	Capital Automotive REIT	846,020	27,293
	Senior Housing Properties Trust REIT	1,402,395	26,309
	Kilroy Realty Corp. REIT	627,938	24,961
	Maguire Properties, Inc. REIT	944,908	24,709
	Lexington Corporate Properties Trust REIT	1,067,529	23,955
	Gables Residential Trust REIT	646,936	23,613
	Colonial Properties Trust REIT	600,869	23,422
	Commercial Net Lease Realty REIT	1,145,737	22,033
	Corporate Office Properties Trust, Inc. REIT	798,463	21,894
	Entertainment Properties Trust REIT	542,274	21,637
	PS Business Parks, Inc. REIT	481,905	21,165
	Summit Properties, Inc. REIT	695,203	21,085
	Glimcher Realty Trust REIT	785,859	20,291
	LaSalle Hotel Properties REIT	619,094	17,780
	Mid-America Apartment Communities, Inc. REIT	450,687	17,726
	AMLI Residential Properties Trust REIT	560,410	17,636
	Manufactured Home Communities, Inc. REIT	504,270	17,392
	EastGroup Properties, Inc. REIT	464,743	16,466
	Sun Communities, Inc. REIT	419,665	16,312
	Getty Realty Holding Corp. REIT	545,342	15,335
*	FelCor Lodging Trust, Inc. REIT	1,312,418	15,250
	Glenborough Realty Trust, Inc. REIT	705,356	14,812
	Tanger Factory Outlet Centers, Inc. REIT	302,432	14,290
	Sovran Self Storage, Inc. REIT	341,777	13,353
	CRT Properties, Inc. REIT	593,358	13,149
	Parkway Properties Inc. REIT	249,262	12,658
	Cornerstone Realty Income Trust, Inc. REIT	1,240,400	12,181
	Affordable Residential Communities REIT	902,800	11,754
	Saul Centers, Inc. REIT	359,485	11,683
	Omega Healthcare Investors, Inc. REIT	1,027,844	11,584
	Innkeepers USA Trust REIT	831,433	11,515
	Town & Country Trust REIT	384,891	10,631
	Equity Inns, Inc. REIT	1,118,861	10,629
	Bedford Property Investors, Inc. REIT	357,943	10,291
	Highland Hospitality Corp. REIT	883,396	10,071
	Kramont Realty Trust REIT	533,410	10,060
	Ramco-Gershenson Properties Trust REIT	371,337	10,026
	Acadia Realty Trust REIT	646,622	9,958
	Investors Real Estate Trust REIT	935,887	9,499
	U.S. Restaurant Properties, Inc. REIT	498,487	8,833
	Price Legacy Corp. REIT	464,565	8,738
	Universal Health Realty Income REIT	259,601	8,157
	Urstadt Biddle Properties Class A REIT	411,251	6,621
	Correctional Properties Trust REIT	242,473	6,542
	Winston Hotels, Inc. REIT	581,421	6,425
	First Potomac REIT	312,404	6,317
	Ashford Hospitality Trust REIT	553,667	5,365
	Cedar Shopping Centers, Inc. REIT	362,700	4,907
	Government Properties Trust, Inc. REIT	446,193	4,475
	National Health Realty Inc. REIT	211,543	4,256
	Associated Estates Realty Corp. REIT	432,971	4,118
	Hersha Hospitality Trust REIT	438,557	4,087
	Mission West Properties Inc. REIT	398,358	3,944
	One Liberty Properties, Inc. REIT	210,498	3,833
	Windrose Medical Properties Trust REIT	252,491	3,308
*	Boykin Lodging Co. REIT	385,175	3,235
	American Land Lease, Inc. REIT	159,707	3,172
	Monmouth Real Estate Investment Corp. REIT	374,515	3,165
	Sizeler Property Investors, Inc. REIT	290,656	2,819
	United Mobile Homes, Inc. REIT	191,747	2,738
	America First Apartment Investors, Inc.	151,547	1,849
	General Growth Properties Inc. Rights	477,181	363

	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $4,032,736)		5,376,548

	TEMPORARY CASH INVESTMENTS (2.8%)

	Vanguard Market Liquidity Fund, 1.77%**
	(Cost $156,330)	156,329,800	156,330

	TOTAL INVESTMENTS (100.7%)
	(Cost $4,189,066)		5,532,878

	OTHER ASSETS AND LIABILITIES-NET (-0.7%)		(41,050)

	NET ASSETS (100%)		$5,491,828

	* Non-income-producing security.
	** Money market fund available only to Vanguard funds
	and certain trusts and accounts managed by Vanguard.
	Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At October 31, 2004, the cost of investment securities for tax purposes was $4,189,066,000. Net unrealized appreciation of investment securities for tax purposes was $1,343,812,000, consisting of unrealized gains of $1,388,666,000 on securities that had risen in value since their purchase and $44,854,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.